Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingent Liabilities [Line Items]
Purchase commitments	$ 47,417
Nine Bank Guarantees [Member]
Commitments and Contingent Liabilities [Line Items]
Total guarantees amount	$ 1,022